Other information about investments	12 Months Ended
Dec. 31, 2021
Other information about investments
Other information about investments
37 Other information about investments

Information on Eni’s investments as of December 31, 2021

The following section provides information about Eni’s subsidiaries, joint arrangements, associates and other significant investments as of December 31, 2021. Unless otherwise indicated, share capital is represented by ordinary shares directly held by the Group, while ownership interest corresponds to voting rights.

Parent company

	Registered	Country of		Share		%
Company name	office	operation	Currency	Capital	Shareholders	Ownership
Eni SpA(#)	Rome	Italy	EUR	4,005,358,876	Cassa Depositi e Prestiti SpA	25.96
					Ministero dell’Economia e delle Finanze	4.37
					Eni SpA	1.83
					Other shareholders	67.84
(#)Company with shares quoted in the regulated market of Italy or of other EU countries

Subsidiaries

Exploration & Production

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Eni Angola SpA	San Donato Milanese (MI)	Angola	EUR	20,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	EUR	5,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	EUR	200,000	Eni SpA	100.00	100.00	F.C.
Eni Natural Energies SpA	San Donato Milanese (MI)	Italy	EUR	100,000	Eni SpA	100.00	100.00	F.C.
Eni Timor Leste SpA	San Donato Milanese (MI)	East Timor	EUR	4,386,849	Eni SpA	100.00	100.00	F.C.
Eni West Africa SpA	San Donato Milanese (MI)	Angola	EUR	1,000,000	Eni SpA	100.00	100.00	F.C.
Floaters SpA	San Donato Milanese (MI)	Italy	EUR	200,120,000	Eni SpA	100.00	100.00	F.C.
Ieoc SpA	San Donato Milanese (MI)	Egypt	EUR	7,518,000	Eni SpA	100.00	100.00	F.C.
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	EUR	8,034,400	Eni SpA	99.96	99.96	F.C.
					Third parties	0.04

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Outside Italy
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	USD	12,002	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy (Egypt) Ltd	London (United Kingdom)	Egypt	GBP	2	Burren Energy Plc	100.00		Eq.
Burren Energy Congo Ltd	Tortola (British Virgin Islands)	Republic of the Congo	USD	50,000	Burren En.(Berm)Ltd	100.00	100.00	F.C.
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	GBP	2	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy Plc	London (United Kingdom)	United Kingdom	GBP	28,819,023	Eni UK Holding Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Burren Shakti Ltd	Hamilton (Bermuda)	United Kingdom	USD	213,138	Burren En. India Ltd	100.00	100.00	F.C.
Eni Abu Dhabi BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni AEP Ltd	London (United Kingdom)	Pakistan	GBP	471,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Albania BV	Amsterdam (Netherlands)	Albania	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Ltd Sàrl	Luxembourg (Luxembourg)	Algeria	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni America Ltd	Dover (USA)	USA	USD	72,000	Eni UHL Ltd	100.00	100.00	F.C.
Eni Angola Exploration BV	Amsterdam (Netherlands)	Angola	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Angola Production BV	Amsterdam (Netherlands)	Angola	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	ARS	31,997,266	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Australia BV	Amsterdam (Netherlands)	Australia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Australia Ltd	London (United Kingdom)	Australia	GBP	20,000,000	Eni International BV	100.00	100.00	F.C.
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni Bahrain BV	Amsterdam (Netherlands)	Bahrain	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni BB Petroleum Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni BTC Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni International BV	100.00		Eq.
Eni Bukat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Canada Holding Ltd	Calgary (Canada)	Canada	USD	3,938,200,001	Eni International BV	100.00	100.00	F.C.
Eni CBM Ltd	London (United Kingdom)	Indonesia	USD	2,210,728	Eni Lasmo Plc	100.00		Eq.
Eni China BV	Amsterdam (Netherlands)	China	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Congo SA	Pointe - Noire (Republic of the Congo)	Republic of the Congo	USD	17,000,000	Eni E&P Holding BV	99.99	100.00	F.C.
					Eni Int. NA NV Sàrl	(..)
					Eni International BV	(..)
Eni Côte d’Ivoire Ltd	London (United Kingdom)	Ivory Coast	GBP	1	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	EUR	2,008	Eni International BV	100.00	100.00	F.C.
Eni Denmark BV	Amsterdam (Netherlands)	Greenland	EUR	20,000	Eni International BV	100.00		Eq.
Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltda	Rio de Janeiro (Brazil)	Brazil	BRL	1,593,415,000	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni East Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Elgin/Franklin Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	29,832,777.12	Eni International BV	100.00	100.00	F.C.
Eni Gabon SA	Libreville (Gabon)	Gabon	XAF	4,000,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ganal Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	EUR	1,013,439	Eni International BV	100.00	100.00	F.C.
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	GHS	21,412,500	Eni International BV	100.00	100.00	F.C.
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	3,036,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Hydrocarbons Venezuela Ltd	London (United Kingdom)	Venezuela	GBP	8,050,500	Eni Lasmo Plc	100.00		Eq.
Eni India Ltd	London (United Kingdom)	India	GBP	44,000,000	Eni Lasmo Plc	100.00		Eq.

	Registered	Country of		Share			%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital		Shareholders	Ownership	ratio	valutation method(*)
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	GBP	100		Eni ULX Ltd	100.00	100.00	F.C.
Eni Indonesia Ots 1 Ltd	Grand Cayman (Cayman Islands)	Indonesia	USD	1.01		Eni Indonesia Ltd	100.00	100.00	F.C.
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	USD	25,000		Eni International BV	100.00	100.00	F.C.
Eni Investments Plc	London (United Kingdom)	United Kingdom	GBP	750,050,000		Eni SpA	99.99	100.00	F.C.
						Eni UK Ltd	(..)
Eni Iran BV	Amsterdam (Netherlands)	Iran	EUR	20,000		Eni International BV	100.00		Eq.
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni Ireland BV	Amsterdam (Netherlands)	Ireland	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni JPDA 03‑13 Ltd	London (United Kingdom)	Australia	GBP	250,000		Eni International BV	100.00	100.00	F.C.
Eni JPDA 06‑105 Pty Ltd	Perth (Australia)	Australia	AUD	80,830,576		Eni International BV	100.00	100.00	F.C.
Eni JPDA 11‑106 BV	Amsterdam (Netherlands)	Australia	EUR	50,000		Eni International BV	100.00	100.00	F.C.
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni Krueng Mane Ltd	London (United Kingdom)	Indonesia	GBP	2		Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	GBP	337,638,724.25		Eni Investments Plc	99.99	100.00	F.C.
						Eni UK Ltd	(..)
Eni Lebanon BV	Amsterdam (Netherlands)	Lebanon	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni Liverpool Bay Operating Co Ltd	London (United Kingdom)	United Kingdom	GBP	1		Eni UK Ltd	100.00		Eq.
Eni LNS Ltd	London (United Kingdom)	United Kingdom	GBP	1		Eni UK Ltd	100.00	100.00	F.C.
Eni Marketing Inc	Dover (USA)	USA	USD	1,000		Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Maroc BV	Amsterdam (Netherlands)	Morocco	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000		Eni International BV	99.90	100.00	F.C.
						Eni Oil Holdings BV	0.10
Eni Middle East Ltd	London (United Kingdom)	United Kingdom	GBP	1		Eni ULT Ltd	100.00	100.00	F.C.
Eni MOG Ltd (in liquidation)	London (United Kingdom)	United Kingdom	GBP	0	(a)	Eni Lasmo Plc	99.99	100.00	F.C.
						Eni LNS Ltd	(..)
Eni Montenegro BV	Amsterdam (Netherlands)	Republic of Montenegro	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni Mozambique Engineering Ltd	London (United Kingdom)	United Kingdom	GBP	1		Eni Lasmo Plc	100.00	100.00	F.C.
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000		Eni International BV	100.00	100.00	F.C.
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Myanmar BV	Amsterdam (Netherlands)	Myanmar	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni New Energy Egypt SAE	Cairo (Egypt)	Egypt	EGP	250,000	Eni International BV	99.98		Eq.
					Ieoc Exploration BV	0.01
					Ieoc Production BV	0.01
Eni North Africa BV	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Oil & Gas Inc	Dover (USA)	USA	USD	100,800	Eni America Ltd	100.00	100.00	F.C.
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	GBP	1,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	450,000	Eni ULX Ltd	100.00	100.00	F.C.
Eni Oman BV	Amsterdam (Netherlands)	Oman	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Pakistan Ltd	London (United Kingdom)	Pakistan	GBP	90,087	Eni ULX Ltd	100.00	100.00	F.C.
Eni Pakistan (M) Ltd Sàrl	Luxembourg (Luxembourg)	Pakistan	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Petroleum Co Inc	Dover (USA)	USA	USD	156,600,000	Eni SpA	63.86	100.00	F.C.
					Eni International BV	36.14
Eni Petroleum US Llc	Dover (USA)	USA	USD	1,000	Eni BB Petroleum Inc	100.00	100.00	F.C.
Eni Qatar BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Eni RAK BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Rapak Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni RD Congo SA	Kinshasa (Democratic Republic of the Congo)	Democratic Republic of the Congo	CDF	750,000,000	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Mozambique	EUR	20,000	Eni Mozambique LNG H. BV	100.00	100.00	F.C.
Eni Sharjah BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni South Africa BV	Amsterdam (Netherlands)	Republic of South Africa	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni South China Sea Ltd Sàrl	Luxembourg (Luxembourg)	China	USD	20,000	Eni International BV	100.00		Eq.
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	1,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	USD	20,000	Burren En.(Berm)Ltd	100.00	100.00	F.C.

	Registered	Country of		Share			%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital		Shareholders	Ownership	ratio	valutation method(*)
Eni UHL Ltd	London (United Kingdom)	United Kingdom	GBP	1		Eni ULT Ltd	100.00	100.00	F.C.
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	GBP	424,050,000		Eni Lasmo Plc	99.99	100.00	F.C.
						Eni UK Ltd	(..)
Eni UK Ltd	London (United Kingdom)	United Kingdom	GBP	50,000,000		Eni International BV	100.00	100.00	F.C.
Eni UKCS Ltd	London (United Kingdom)	United Kingdom	GBP	100		Eni UK Ltd	100.00	100.00	F.C.
Eni Ukraine Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000		Eni International BV	100.00		Eq.
Eni Ukraine Llc (in liquidation)	Kiev (Ukraine)	Ukraine	UAH	98,419,627.51		Eni Ukraine Hold.BV	99.99
						Eni International BV	0.01
Eni Ukraine Shallow Waters BV (in liquidation)	Amsterdam (Netherlands)	Ukraine	EUR	20,000		Eni Ukraine Hold.BV	100.00
Eni ULT Ltd	London (United Kingdom)	United Kingdom	GBP	93,215,492.25		Eni Lasmo Plc	100.00	100.00	F.C.
Eni ULX Ltd	London (United Kingdom)	United Kingdom	GBP	200,010,000		Eni ULT Ltd	100.00	100.00	F.C.
Eni US Operating Co Inc	Dover (USA)	USA	USD	1,000		Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni USA Gas Marketing Llc	Dover (USA)	USA	USD	10,000		Eni Marketing Inc	100.00	100.00	F.C.
Eni USA Inc	Dover (USA)	USA	USD	1,000		Eni Oil & Gas Inc	100.00	100.00	F.C.
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	EUR	20,000		Eni Venezuela E&P H.	100.00	100.00	F.C.
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	USD	254,443,200		Eni International BV	99.99	100.00	F.C.
						Eni Oil Holdings BV	(..)
Eni Ventures Plc (in liquidation)	London (United Kingdom)	United Kingdom	GBP	0	(a)	Eni International BV	99.99		Co.
						Eni Oil Holdings BV	(..)
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	EUR	20,000		Eni International BV	100.00	100.00	F.C.
Eni West Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1		Eni Indonesia Ltd	100.00	100.00	F.C.
Eni West Timor Ltd	London (United Kingdom)	Indonesia	GBP	1		Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Yemen Ltd	London (United Kingdom)	United Kingdom	GBP	1,000		Burren Energy Plc	100.00		Eq.
Eurl Eni Algérie	Algiers (Algeria)	Algeria	DZD	1,000,000		Eni Algeria Ltd Sàrl	100.00		Eq.
First Calgary Petroleums LP	Wilmington (USA)	Algeria	USD	1		Eni Canada Hold. Ltd	99.99	100.00	F.C.
						FCP Partner Co ULC	0.01
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	CAD	10		Eni Canada Hold. Ltd	100.00	100.00	F.C.
Ieoc Exploration BV	Amsterdam (Netherlands)	Egypt	EUR	20,000		Eni International BV	100.00		Eq.
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	EUR	20,000		Eni International BV	100.00	100.00	F.C.
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(a)  Shares without nominal value.

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
“Lasmo Sanga Sanga Ltd”	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Liverpool Bay CCS Ltd	London (United Kingdom)	United Kingdom	GBP	10,000	Eni Lasmo Plc	100.00		Eq.
Liverpool Bay Ltd	London (United Kingdom)	United Kingdom	USD	1	Eni ULX Ltd	100.00		Eq.
Llc 'Eni Energhia'	Moscow (Russia)	Russia	RUB	2,000,000	Eni Energy Russia BV	99.90		Eq.
					Eni Oil Holdings BV	0.10
Mizamtec Operating Company S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni US Op. Co Inc	99.90	100.00	F.C.
					Eni Petroleum Co Inc	0.10
Nigerian Agip CPFA Ltd	Lagos (Nigeria)	Nigeria	NGN	1,262,500	NAOC Ltd	98.02		Co.
					Agip En Nat Res.Ltd	0.99
					Nigerian Agip E. Ltd	0.99
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	0.01
Nigerian Agip Oil Co Ltd	Abuja (Nigeria)	Nigeria	NGN	1,800,000	Eni International BV	99.89	100.00	F.C.
					Eni Oil Holdings BV	0.11
Zetah Congo Ltd	Nassau (Bahamas)	Republic of the Congo	USD	300	Eni Congo SA	66.67		Co.
					Burren En.Congo Ltd	33.33
Zetah Kouilou Ltd	Nassau (Bahamas)	Republic of the Congo	USD	2,000	Eni Congo SA	54.50		Co.
					Burren En.Congo Ltd	37.00
					Third parties	8.50

Global Gas & LNG Portfolio

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	Operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Eni Corridor Srl	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Eq.
Eni Gas Transport Services Srl	San Donato Milanese (MI)	Italy	EUR	120,000	Eni SpA	100.00		Co.
Eni Global Energy Markets SpA	Rome	Italy	EUR	41,233,720	Eni SpA	100.00	100.00	F.C.
LNG Shipping SpA	San Donato Milanese (MI)	Italy	EUR	240,900,000	Eni SpA	100.00	100.00	F.C.
Trans Tunisian Pipeline Co SpA	San Donato Milanese (MI)	Tunisia	EUR	1,098,000	Eni SpA	100.00	100.00	F.C.

Outside Italy
Eni España Comercializadora De Gas SAU	Madrid (Spain)	Spain	EUR	2,340,240	Eni SpA	100.00	100.00	F.C.
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	EUR	70,000	Eni International BV	100.00	100.00	F.C.
Eni Gas Liquefaction BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Société de Service du Gazoduc Transtunisien SA - Sergaz SA	Tunis (Tunisia)	Tunisia	TND	99,000	Eni International BV	66.67	66.67	F.C.
					Third parties	33.33
Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA	Tunis (Tunisia)	Tunisia	TND	200,000	Eni International BV	99.85	100.00	F.C.
					Eni SpA	0.05
					LNG Shipping SpA	0.05
					Trans Tunis.P.Co SpA	0.05
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Refining & Marketing and Chemical

Refining & Marketing

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Ecofuel SpA	San Donato Milanese (MI)	Italy	EUR	52,000,000	Eni SpA	100.00	100.00	F.C.
Eni Fuel SpA	Rome	Italy	EUR	59,944,310	Eni SpA	100.00	100.00	F.C.
Eni Trade & Biofuels SpA	Rome	Italy	EUR	22,568,759	Eni SpA	100.00	100.00	F.C.
Eni4Cities SpA	San Donato Milanese (MI)	Italy	EUR	50,000	Ecofuel SpA	100.00		Eq.
EniBioCh4in Alexandria Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	70.00	70.00	F.C.
					Third parties	30.00
EniBioCh4in Annia Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Appia Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Aprilia Srl	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Briona Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Calandre Energia Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Gardilliana Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Grupellum Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	100,000	EniBioCh4in SpA	98.00	98.00	F.C.
					Third parties	2.00
EniBioCh4in Jonica Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Maddalena Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Medea Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Momo Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	95.00	95.00	F.C.
					Third parties	5.00
EniBioCh4in Mortara Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	95.00	95.00	F.C.
					Third parties	5.00
EniBioCh4in Pannellia BioGas Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Plovera Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	98.00	98.00	F.C.
					Third parties	2.00
EniBioCh4in Quadruvium Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Rhodigium Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in San Benedetto Po Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Service BioGas Srl	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
(*)F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
EniBioCh4in Società Agricola Il Bue Srl	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in SpA	San Donato Milanese (MI)	Italy	EUR	2,500,000	Ecofuel SpA	100.00	100.00	F.C.
EniBioCh4in Vigevano Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	100,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Villacidro Agricole Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
Petroven Srl	Genova	Italy	EUR	918,520	Ecofuel SpA	100.00	100.00	F.C.
Po' Energia Srl Società Agricola	Bolzano	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
Raffineria di Gela SpA	Gela (CL)	Italy	EUR	15,000,000	Eni SpA	100.00	100.00	F.C.
SeaPad SpA	Genova	Italy	EUR	12,400,000	Ecofuel SpA	80.00		Eq.
					Third parties	20.00
Servizi Fondo Bombole Metano SpA	Rome	Italy	EUR	13,580,000.20	Eni SpA	100.00		Co.
Outside Italy
Eni Abu Dhabi Refining & Trading BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Abu Dhabi Refining & Trading Services BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni Abu Dhabi R&T BV	100.00		Eq.
Eni Austria GmbH	Wien (Austria)	Austria	EUR	78,500,000	Eni International BV	75.00	100.00	F.C.
					Eni Deutsch.GmbH	25.00
Eni Benelux BV	Rotterdam (Netherlands)	Netherlands	EUR	1,934,040	Eni International BV	100.00	100.00	F.C.
Eni Deutschland GmbH	Munich (Germany)	Germany	EUR	90,000,000	Eni International BV	89.00	100.00	F.C.
					Eni Oil Holdings BV	11.00
Eni Ecuador SA	Quito (Ecuador)	Ecuador	USD	103,142.08	Eni International BV	99.93	100.00	F.C.
					Esain SA	0.07
Eni Energy (Shanghai) Co Ltd (former Eni Lubricants Trading (Shanghai) Co Ltd)	Shanghai (China)	China	EUR	5,000,000	Eni International BV	100.00	100.00	F.C.
Eni France Sàrl	Lyon (France)	France	EUR	56,800,000	Eni International BV	100.00	100.00	F.C.
Eni Iberia SLU	Alcobendas (Spain)	Spain	EUR	17,299,100	Eni International BV	100.00	100.00	F.C.
Eni Marketing Austria GmbH	Wien (Austria)	Austria	EUR	19,621,665.23	Eni Mineralölh.GmbH	99.99	100.00	F.C.
					Eni International BV	(..)
Eni Mineralölhandel GmbH	Wien (Austria)	Austria	EUR	34,156,232.06	Eni Austria GmbH	100.00	100.00	F.C.
Eni Schmiertechnik GmbH	Wurzburg (Germany)	Germany	EUR	2,000,000	Eni Deutsch.GmbH	100.00	100.00	F.C.
Eni Suisse SA	Lausanne (Switzerland)	Switzerland	CHF	102,500,000	Eni International BV	100.00	100.00	F.C.
Eni Trading & Shipping Inc	Dover (USA)	USA	USD	1,000,000	ET&B SpA	100.00	100.00	F.C.
Eni Transporte y Suministro México, S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV	99.90		Eq.
					Eni Oil Holdings BV	0.10
Eni USA R&M Co Inc	Wilmington (USA)	USA	USD	11,000,000	Eni International BV	100.00		Eq.
Esacontrol SA	Quito (Ecuador)	Ecuador	USD	60,000	Eni Ecuador SA	87.00		Eq.
					Third parties	13.00
Esain SA	Quito (Ecuador)	Ecuador	USD	30,000	Eni Ecuador SA	99.99	100.00	F.C.
					Tecnoesa SA	(..)
Llc “Eni-Nefto”	Moscow (Russia)	Russia	RUB	1,010,000	Eni International BV	99.01		Eq.
					Eni Oil Holdings BV	0.99
Oléoduc du Rhône SA	Bovernier (Switzerland)	Switzerland	CHF	7,000,000	Eni International BV	100.00		Eq.
Tecnoesa SA	Quito (Ecuador)	Ecuador	USD	36,000	Eni Ecuador SA	99.99		Eq.
					Esain SA	(..)
(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Chemical

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Versalis SpA	San Donato Milanese (MI)	Italy	EUR	446,050,728.65	Eni SpA	100.00	100.00	F.C.
Finproject SpA	Morrovalle (MC)	Italy	EUR	18,500,000	Versalis SpA	100.00	100.00	F.C.
Padanaplast Srl	Roccabianca (PR)	Italy	EUR	18,000,000	Finproject SpA	100.00	100.00	F.C.
Outside Italy
Asian Compounds Ltd	Hong Kong (Hong Kong)	Honk Kong	HKD	1,000	Finproject Asia Ltd	100.00	100.00	F.C.

Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	HUF	1,577,971.20	Versalis SpA	96.34	100.00	F.C.
					Versalis Deutsc.GmbH	1.83
					Versalis Intern. SA	1.83
Finproject Asia Ltd	Hong Kong (Honk Kong)	Honk Kong	USD	1,000	Finproject SpA	100.00	100.00	F.C.

Finproject Brasil Industria De Solados Eireli	Franca (Brazil)	Brazil	BRL	1,000,000	Finproject SpA	100.00	100.00	F.C.

Finproject Guangzhou Trading Co Ltd	Guangzhou (China)	China	USD	180,000	Finproject SpA	100.00	100.00	F.C.

Finproject India Pvt Ltd	Jaipur (India)	India	INR	100,000,000	Asian Compounds Ltd	99.00	100.00	F.C.
					Finproject Asia Ltd	1.00
Finproject Romania Srl	Valea Lui Mihai (Romania)	Romania	RON	67,730	Finproject SpA	100.00	100.00	F.C.

Finproject Singapore Pte Ltd	Singapore (Singapore)	Singapore	SGD	100	Finproject Asia Ltd	100.00	100.00	F.C.

Finproject Viet Nam Company Limited	Hai Phong (Vietnam)	Vietnam	VND	19,623,250,000	Finproject Asia Ltd	100.00	100.00	F.C.

Foam Creations (2008) Inc	Quebec City (Canada)	Canada	CAD	1,215,000	Finproject SpA	100.00	100.00	F.C.

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Foam Creations México SA de CV	León (Mexico)	Mexico	MXN	19,138,165	Foam Creations (2008)	99.99	100.00	F.C.
					Finproject SpA	(..)
Padanaplast America Llc	Wilmington (USA)	USA	USD	70,000	Finproject SpA	100.00	100.00	F.C.

Padanaplast Deutschland GmbH	Hannover (Germany)	Germany	EUR	25,000	Padanaplast Srl	100.00	100.00	F.C.

Versalis Americas Inc	Dover (USA)	USA	USD	100,000	Versalis Intern. SA	100.00	100.00	F.C.
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	1,000,000	Versalis Intern. SA	100.00	100.00	F.C.
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	EUR	100,000	Versalis SpA	100.00	100.00	F.C.
Versalis France SAS	Mardyck (France)	France	EUR	126,115,582.90	Versalis SpA	100.00	100.00	F.C.
Versalis International SA	Bruxelles (Belgium)	Belgium	EUR	15,449,173.88	Versalis SpA	59.00	100.00	F.C.
					Versalis Deutsc.GmbH	23.71
					Dunastyr Zrt	14.43
					Versalis France	2.86
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	TRY	20,000	Versalis Intern. SA	100.00	100.00	F.C.
Versalis México S. de R.L. de CV	Mexico City (Mexico)	Mexico	MXN	1,000	Versalis Intern. SA	99.00	100.00	F.C.
					Versalis SpA	1.00
Versalis Pacific (India) Private Ltd	Mumbai (India)	India	INR	238,700	Versalis Sing. P. Ltd	99.99		Eq.
					Third parties	(..)
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	CNY	1,000,000	Versalis SpA	100.00	100.00	F.C.
Versalis Singapore Pte Ltd	Singapore (Singapore)	Singapore	SGD	80,000	Versalis SpA	100.00	100.00	F.C.
Versalis UK Ltd	London (United Kingdom)	United Kingdom	GBP	4,004,042	Versalis SpA	100.00	100.00	F.C.
Versalis Zeal Ltd	Tokoradi (Ghana)	Ghana	GHS	5,650,000	Versalis Intern. SA	80.00	80.00	F.C.
					Third parties	20.00
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Plenitude & Power

Plenitude

					Share		%		% Equity	Consolidation or
Company name	Registered office	Country of operation	h	Currency	Capital	Shareholders	Ownership		ratio	valutation method (*)
In Italy
4Energia Srl	Milan	Italy		EUR	400,000	Be Power SpA	100.00		100.00	F.C.
Be Charge Srl	Milan	Italy		EUR	500,000	Be Power SpA	100.00		100.00	F.C.
Be Charge Valle d'Aosta Srl	Milan	Italy		EUR	10,000	Be Charge Srl	100.00		100.00	F.C.
Be Power SpA	Milan	Italy		EUR	698,251	Eni gas e luce SpA SB	99.19	(a)	100.00	F.C.
						Third parties	0.81
CEF 3 Wind Energy SpA	Milan	Italy		EUR	101,000	Eni New Energy SpA	100.00		100.00	F.C.
CGDB Enrico Srl	San Donato Milanese (MI)	Italy		EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
CGDB Laerte Srl	San Donato Milanese (MI)	Italy		EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
Eni gas e luce SpA Società Benefit	San Donato Milanese (MI)	Italy		EUR	770,000,000	Eni SpA	100.00		100.00	F.C.
Eni New Energy SpA	San Donato Milanese (MI)	Italy		EUR	9,296,000	Eni gas e luce SpA SB	100.00		100.00	F.C.
Eolica Lucana Srl	Milan	Italy		EUR	100,000	Eni New Energy SpA	100.00		100.00	F.C.
Evolvere SpA Società Benefit	Milan	Italy		EUR	1,130,000	Eni gas e luce SpA SB	70.52		70.52	F.C.
						Third parties	29.48
Evolvere Venture SpA	Milan	Italy		EUR	50,000	Evolvere SpA Soc. Ben.	100.00		70.52	F.C.
Finpower Wind Srl	Milan	Italy		EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
Green Energy Management Services Srl	Rome	Italy		EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
SEA SpA	L'Aquila	Italy		EUR	100,000	Eni gas e luce SpA SB	60.00		60.00	F.C.
						Third parties	40.00
Società Energie Rinnovabili 1 SpA	Rome	Italy		EUR	120,000	SER SpA	96.00		100.00	F.C.
						CEF 3 Wind Energy	4.00
Società Energie Rinnovabili SpA	Palermo	Italy		EUR	121,636	CEF 3 Wind Energy	100.00		100.00	F.C.
Wind Park Laterza Srl	San Donato Milanese (MI)	Italy		EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
(a) Controlling interest: Eni gas e luce SpA SB 100.00

								Consolidation or
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	valutation method (*)
Outside Italy
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	EUR	12,956,935	Eni gas e luce SpA SB	51.00	51.00	F.C.
					Third parties	49.00
Aldro Energía y Soluciones SLU	Torrelavega (Spain)	Spain	EUR	3,192,000	Eni gas e luce SpA SB	100.00	100.00	F.C.
Aleria Solar SAS	Bastia (France)	France	EUR	100	Dhamma Energy SAS	100.00	100.00	F.C.
Alpinia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Argon SAS	Argenteuil (France)	France	EUR	180,000	Dhamma Energy SAS	100.00	100.00	F.C.
Arm Wind Llp	Nur-Sultan (Kazakhstan)	Kazakhstan	KZT	19,069,100,000	Eni Energy Solutions BV	100.00	100.00	F.C.
Athies-Samoussy Solar PV1 SAS	Argenteuil (France)	France	EUR	68,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV2 SAS	Argenteuil (France)	France	EUR	40,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV3 SAS	Argenteuil (France)	France	EUR	36,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV4 SAS	Argenteuil (France)	France	EUR	14,000	Xenon SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV5 SAS	Argenteuil (France)	France	EUR	14,000	Xenon SAS	100.00	100.00	F.C.
Belle Magiocche Solaire SAS	Bastia (France)	France	EUR	10,000	Dhamma Energy SAS	100.00	100.00	F.C.
Bonete Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Brazoria Class B Member Llc	Dover (USA)	USA	USD	1,000	Eni New Energy US Inc	100.00		Eq.
Brazoria County Solar Project Llc	Dover (USA)	USA	USD	1,000	Eni New Energy US Hold	100.00	100.00	F.C.
Brazoria HoldCo Llc	Dover (USA)	USA	USD	1,000	Brazoria Class B	100.00
Camelia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Celtis Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Desarrollos Empresariales Illas SL	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	55.00	55.00	F.C.
					Third parties	45.00
Desarrollos Energéticos Riojanos SL	Villarcayo de Merindad de Castilla la Vieja (Spain)	Spain	EUR	876,042	Eni gas e luce SpA SB	60.00	100.00	F.C.
					Energías Amb. Outes	40.00
Dhamma Energy Development SAS	Argenteuil (France)	France	EUR	51,000	Dhamma Energy Group	100.00	100.00	F.C.
Dhamma Energy Group Sàrl	Dudelange (Luxembourg)	Luxembourg	EUR	10,253,560	Eni gas e luce SpA SB	100.00	100.00	F.C.
Dhamma Energy Management SLU	Madrid (Spain)	Spain	EUR	6,680	Dhamma Energy Group	100.00	100.00	F.C.
Dhamma Energy Rooftop SAS	Argenteuil (France)	France	EUR	40,000	Dhamma Energy Group	100.00	100.00	F.C.
Dhamma Energy SAS	Argenteuil (France)	France	EUR	1,116,489.72	Dhamma Energy Group	100.00	100.00	F.C.
Ecovent Parc Eolic SAU	Madrid (Spain)	Spain	EUR	1,037,350	Eni gas e luce SpA SB	100.00	100.00	F.C.
(*)F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

								Consolidation or
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	valutation method (*)
Energias Ambientales de Outes SLU	Madrid (Spain)	Spain	EUR	643,451.49	Eni gas e luce SpA SB	100.00	100.00	F.C.
Energias Alternativas Eolicas Riojanas SL	Logroño (Spain)	Spain	EUR	2,008,901.71	Eni gas e luce SpA SB	57.50	100.00	F.C.
					Des. En. Riojanos SL	42.50
Eni Energy Solutions BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni gas e luce SpA SB	100.00	100.00	F.C.
Eni Gas & Power France SA	Levallois Perret (France)	France	EUR	29,937,600	Eni gas e luce SpA SB	99.87	99.87	F.C.
					Third parties	0.13
Eni New Energy Australia Pty Ltd	Perth (Australia)	Australia	AUD	4	Eni gas e luce SpA SB	100.00		Eq.
Eni New Energy Batchelor Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New Energ. Austr.	100.00
Eni New Energy Katherine Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New Energ. Austr.	100.00
Eni New Energy Manton Dam Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New Energ. Austr.	100.00
Eni New Energy Pakistan (Private) Ltd	Saddar Town-Karachi (Pakistan)	Pakistan	PKR	1,252,000,000	Eni International BV	99.98	100.00	F.C.
					Eni Oil Hold. BV	0.01
					Eni Pakistan Ltd (M)	0.01
Eni New Energy US Holding Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	99.00	100.00	F.C.
					Eni New Energy US Inv. Inc	1.00
Eni New Energy US Inc	Dover (USA)	USA	USD	100	Eni gas e luce SpA SB	100.00	100.00	F.C.
Eni New Energy US Investing Inc	Dover (USA)	USA	USD	1,000	Eni New Energy US Inc	100.00	100.00	F.C.
Eni North Sea Wind Ltd	London (United Kingdom)	United Kingdom	GBP	10,000	Eni Energy Solutions BV	100.00	100.00	F.C.
Estanque Redondo Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Gas Supply Company Thessaloniki - Thessalia SA	Thessaloniki (Greece)	Greece	EUR	13,761,788	Eni gas e luce SpA SB	100.00	100.00	F.C.
Holding Lanas Solar Sàrl	Argenteuil (France)	France	EUR	100	Dhamma Energy SAS	100.00	100.00	F.C.
Instalaciones Martínez Díez SLU	Torrelavega (Spain)	Spain	EUR	18,030	Eni gas e luce SpA SB	100.00	100.00	F.C.
Ixia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Krypton SAS	Argenteuil (France)	France	EUR	180,000	Dhamma Energy SAS	100.00	100.00	F.C.
Lanas Solar SAS	Argenteuil (France)	France	EUR	100	Holding Lanas Solar	100.00	100.00	F.C.
Membrio Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Olea Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Opalo Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.
Pistacia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00	100.00	F.C.

	Registered	Country of		Share		%		% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership		ratio	valutation method (*)
POP Solar SAS	Argenteuil (France)	France	EUR	1,000	Dhamma Energy Group	100.00		100.00	F.C.

Tebar Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00		100.00	F.C.

Xenon SAS	Argenteuil (France)	France	EUR	1,500,100	Dhamma Energy SAS	0.01	(a)	100.00	F.C.
					Third parties	99.99
Zinnia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Dhamma Energy Group	100.00		100.00	F.C.

Power

In Italy
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EUR	144,000,000	EniPower SpA	86.50		86.50	F.C.
					Third parties	13.50
EniPower SpA	San Donato Milanese (MI)	Italy	EUR	944,947,849	Eni SpA	100.00		100.00	F.C.
(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(a) Controlling interest:	Dhamma Energy SAS	100.00

Corporate and Other activities

Corporate and financial companies

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Agenzia Giornalistica Italia SpA	Rome	Italy	EUR	2,000,000	Eni SpA	100.00	100.00	F.C.
D-Service Media Srl (in liquidation)	Milan	Italy	EUR	75,000	D-Share SpA	100.00		Eq.
D-Share SpA	Milan	Italy	EUR	121,719.25	AGI SpA	100.00	100.00	F.C.
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	EUR	3,360,000	Eni SpA	100.00	100.00	F.C.
Eni Energia Italia Srl	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Co.
Eni Nuova Energia Srl	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Co.
Eni Trading & Shipping SpA (in liquidation)	Rome	Italy	EUR	334,171	Eni SpA	100.00		Co.
EniProgetti SpA	Venezia Marghera (VE)	Italy	EUR	2,064,000	Eni SpA	100.00	100.00	F.C.
EniServizi SpA	San Donato Milanese (MI)	Italy	EUR	13,427,419.08	Eni SpA	100.00	100.00	F.C.
Serfactoring SpA	San Donato Milanese (MI)	Italy	EUR	5,160,000	Eni SpA	100.00	100.00	F.C.
Servizi Aerei SpA	San Donato Milanese (MI)	Italy	EUR	48,205,536	Eni SpA	100.00	100.00	F.C.

Outside Italy
Banque Eni SA	Bruxelles (Belgium)	Belgium	EUR	50,000,000		Eni International BV	99.90	100.00	F.C.
						Eni Oil Holdings BV	0.10
D-Share USA Corp.	New York (USA)	USA	USD	0	(a)	D-Share SpA	100.00		Co.
Eni Finance International SA	Bruxelles (Belgium)	Belgium	USD	1,480,365,336		Eni International BV	66.39	100.00	F.C.
						Eni SpA	33.61
Eni Finance USA Inc	Dover (USA)	USA	USD	15,000,000		Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Insurance DAC	Dublin (Ireland)	Ireland	EUR	500,000,000		Eni SpA	100.00	100.00	F.C.
Eni International BV	Amsterdam (Netherlands)	Netherlands	EUR	641,683,425		Eni SpA	100.00	100.00	F.C.
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	GBP	50,000		Eni SpA	99.99	100.00	F.C.
						Eni UK Ltd	(..)
Eni Next Llc	Dover (USA)	USA	USD	100		Eni Petroleum Co Inc	100.00	100.00	F.C.
EniProgetti Egypt Ltd	Cairo (Egypt)	Egypt	EGP	50,000		Eni Progetti SpA	99.00
						Eni SpA	1.00		Eq.
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(a)  Shares without nominal value.

Other activities

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Eni Rewind SpA	San Donato Milanese (MI)	Italy	EUR	281,857,871.44	Eni SpA	99.99	100.00	F.C.
					Third parties	(..)
Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)	Gela (CL)	Italy	EUR	1,300,000	Eni Rewind SpA	52.00		Eq.
					Third parties	48.00
Ing. Luigi Conti Vecchi SpA	Assemini (CA)	Italy	EUR	5,518,620.64	Eni Rewind SpA	100.00	100.00	F.C.

Outside Italy
Eni Rewind International BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.

Oleodotto del Reno SA	Coira (Switzerland)	Switzerland	CHF	1,550,000	Eni Rewind SpA	100.00		Eq.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Joint arrangements and associates

Exploration & Production

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Agri-Energy Srl (†)	Jolanda di Savoia (FE)	Italy	EUR	50,000	Eni Natural Energ. SpA	50.00		Eq.
					Third parties	50.00

Mozambique Rovuma Venture SpA (†)	San Donato Milanese (MI)	Mozambique	EUR	20,000,000	Eni SpA	35.71		Eq.
					Third parties	64.29

Outside Italy
Agiba Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00	Co.
					Third parties	50.00
Angola LNG Ltd	Hamilton (Bermuda)	Angola	USD	8,817,000,000	Eni Angola Prod.BV	13.60	Eq.
					Third parties	86.40
Ashrafi Island Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00	Co.
					Third parties	75.00
Barentsmorneftegaz Sàrl (†)	Luxembourg (Luxembourg)	Russia	USD	20,000	Eni Energy Russia BV	33.33	Eq.
					Third parties	66.67
Cabo Delgado Gas Development Limitada (†)	Maputo (Mozambique)	Mozambique	MZN	2,500,000	Eni Mozam.LNG H. BV	50.00	Co.
					Third parties	50.00
Cardón IV SA (†)	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV	50.00	Eq.
					Third parties	50.00
Compañia Agua Plana SA	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV	26.00	Co.
					Third parties	74.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000	Eni Mozam.LNG H. BV	25.00	Eq.
					Third parties	75.00
Coral South FLNG DMCC	Dubai (United Arab Emirates)	United Arab Emirates	AED	500,000	Eni Mozam.LNG H. BV	25.00	Eq.
					Third parties	75.00
East Delta Gas Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	37.50	Co.
					Third parties	62.50
East Kanayis Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00	Co.
					Third parties	50.00
East Obaiyed Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00	Co.
					Third parties	50.00
El Temsah Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00	Co.
					Third parties	75.00
El-Fayrouz Petroleum Co (†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	50.00
					Third parties	50.00
Fedynskmorneftegaz Sàrl (†)	Luxembourg (Luxembourg)	Russia	USD	20,000	Eni Energy Russia BV	33.33	Eq.
					Third parties	66.67
Isatay Operating Company Llp (†)	Nur-Sultan (Kazakhstan)	Kazakhstan	KZT	400,000	Eni Isatay BV	50.00	Co.
					Third parties	50.00
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

	Registered	Country of		Share			%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital		Shareholders	Ownership	ratio	valutation method(*)

Karachaganak Petroleum Operating BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000		Agip Karachag. BV	29.25		Co.
						Third parties	70.75
Khaleej Petroleum Co Wll	Safat (Kuwait)	Kuwait	KWD	250,000		Eni Middle E. Ltd	49.00		Eq.
						Third parties	51.00
Liberty National Development Co Llc	Wilmington (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	32.50		Eq.
						Third parties	67.50
Mediterranean Gas Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Meleiha Petroleum Company (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
Mellitah Oil & Gas BV (†)	Amsterdam (Netherlands)	Libya	EUR	20,000		Eni North Africa BV	50.00		Co.
						Third parties	50.00
Nile Delta Oil Co Nidoco	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50		Co.
						Third parties	62.50
Norpipe Terminal Holdco Ltd	London (United Kingdom)	Norway	GBP	55.69		Eni SpA	14.20		Eq.
						Third parties	85.80
North Bardawil Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	30.00
						Third parties	70.00
North El Burg Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Petrobel Belayim Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
PetroBicentenario SA (†)	Caracas (Venezuela)	Venezuela	VED	0		Eni Lasmo Plc	40.00		Eq.
						Third parties	60.00
PetroJunín SA (†)	Caracas (Venezuela)	Venezuela	VED	0.02		Eni Lasmo Plc	40.00		Eq.
						Third parties	60.00
PetroSucre SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	26.00		Eq.
						Third parties	74.00
Pharaonic Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Point Resources FPSO AS	Sandnes (Norway)	Norway	NOK	150,100,000		PR FPSO Holding AS	100.00

Point Resources FPSO Holding AS	Sandnes (Norway)	Norway	NOK	60,000		Vår Energi AS	100.00

Port Said Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
PR Jotun DA	Sandnes (Norway)	Norway	NOK	0	(a)	PR FPSO AS	95.00
						PR FPSO Holding AS	5.00
Raml Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	22.50		Co.
						Third parties	77.50
Ras Qattara Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50		Co.
						Third parties	62.50
Rovuma LNG Investment (DIFC) Ltd	Dubai (United Arab Emirates)	Mozambique	USD	50,000		Eni Moz. LNG H. BV	25.00		Eq.
						Third parties	75.00
Rovuma LNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000		Eni Moz. LNG H. BV	25.00		Eq.
						Third parties	75.00
(a)	Shares without nominal value.

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)

Shorouk Petroleum Company	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Société Centrale Electrique du Congo SA	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	44,732,000,000	Eni Congo SA	20.00		Eq.
					Third parties	80.00
Société Italo Tunisienne d'Exploitation Pétrolière SA (†)	Tunis (Tunisia)	Tunisia	TND	5,000,000	Eni Tunisia BV	50.00		Eq.
					Third parties	50.00
Sodeps - Société de Developpement et d'Exploitation du Permis du Sud SA (†)	Tunis (Tunisia)	Tunisia	TND	100,000	Eni Tunisia BV	50.00		Co.
					Third parties	50.00
Solenova Ltd (†)	London (United Kingdom)	Angola	USD	1,580,000	Eni E&P Holding BV	50.00		Eq.
					Third parties	50.00
Thekah Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	25.00
					Third parties	75.00
United Gas Derivatives Co	New Cairo (Egypt)	Egypt	USD	153,000,000	Eni International BV	33.33		Eq.
					Third parties	66.67
Vår Energi AS(†)	Sandnes (Norway)	Norway	NOK	399,425,000	Eni International BV	69.85		Eq.
					Third parties	30.15
Vår Energi Marine AS	Sandnes (Norway)	Norway	NOK	61,000,000	Vår Energi AS	100.00

VIC CBM Ltd (†)	London (United Kingdom)	Indonesia	USD	52,315,912	Eni Lasmo Plc	50.00		Eq.
					Third parties	50.00
Virginia Indonesia Co CBM Ltd (†)	London (United Kingdom)	Indonesia	USD	25,631,640	Eni Lasmo Plc	50.00		Eq.
					Third parties	50.00
West Ashrafi Petroleum Co (†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	50.00
					Third parties	50.00
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

Global Gas & LNG Portfolio

	Registered	Country of		Share		%	% Equity		Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio		valutation method(*)
In Italy
Mariconsult SpA (†)	Milan	Italy	EUR	120,000	Eni SpA	50.00			Eq.
					Third parties	50.00
Transmed SpA(†)	Milan	Italy	EUR	240,000	Eni SpA	50.00			Eq.
					Third parties	50.00

Outside Italy
Angola LNG Supply Services Llc	Wilmington (USA)	USA	USD	19,278,782	Eni USA Gas M. Llc	13.60			Eq.
					Third parties	86.40
Blue Stream Pipeline Co BV(†)	Amsterdam (Netherlands)	Russia	USD	22,000	Eni International BV	50.00	74.62	(a)	J.O.
					Third parties	50.00
Damietta LNG (DLNG) SAE (†)	Damietta (Egypt)	Egypt	USD	375,000,000	Eni Gas Liquef. BV	50.00	50.00		J.O.
					Third parties	50.00
GreenStream BV(†)	Amsterdam (Netherlands)	Libya	EUR	200,000,000	Eni North Africa BV	50.00	50.00		J.O.
					Third parties	50.00
Premium Multiservices SA	Tunis (Tunisia)	Tunisia	TND	200,000	Sergaz SA	49.99			Eq.
					Third parties	50.01
SAMCO Sagl	Lugano (Switzerland)	Switzerland	CHF	20,000	Transmed.Pip.Co Ltd	90.00			Eq.
					Eni International BV	5.00
					Third parties	5.00
SEGAS Services SAE (†)	Damietta (Egypt)	Egypt	USD	1,000,000	Damietta LNG	98.00	50.00		J.O.
					Eni Gas Liquef. BV	1.00
					Third parties	1.00
Société Energies Renouvelables Eni-ETAP SA (†)	Tunis (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	50.00			Eq.
					Third parties	50.00
Transmediterranean Pipeline Co Ltd (†)	St. Helier (Jersey)	Jersey	USD	10,310,000	Eni SpA	50.00	50.00		J.O.
					Third parties	50.00
(a)  Equity ratio equal to the Eni’s working interest.

Refining & Marketing and Chemical

Refining & Marketing

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Arezzo Gas SpA (†)	Arezzo	Italy	EUR	394,000	Eni Fuel SpA	50.00		Eq.
					Third parties	50.00
CePIM Centro Padano Interscambio Merci SpA	Fontevivo (PR)	Italy	EUR	6,642,928.32	Ecofuel SpA	44.78		Eq.
					Third parties	55.22
Consorzio Operatori GPL di Napoli	Napoli	Italy	EUR	102,000	Eni Fuel SpA	25.00		Co.
					Third parties	75.00
Costiero Gas Livorno SpA(†)	Livorno	Italy	EUR	26,000,000	Eni Fuel SpA	65.00	65.00	J.O.
					Third parties	35.00
Disma SpA	Segrate (MI)	Italy	EUR	2,600,000	Eni Fuel SpA	25.00		Eq.
					Third parties	75.00
Livorno LNG Terminal SpA (in liquidation)	Livorno	Italy	EUR	200,000	Costiero Gas Liv. SpA	50.00		Co.
					Third parties	50.00
Porto Petroli di Genova SpA	Genova	Italy	EUR	2,068,000	Ecofuel SpA	40.50		Eq.
					Third parties	59.50
Raffineria di Milazzo ScpA(†)	Milazzo (ME)	Italy	EUR	171,143,000	Eni SpA	50.00	50.00	J.O.
					Third parties	50.00
Seram SpA	Fiumicino (RM)	Italy	EUR	852,000	Eni SpA	25.00		Eq.
					Third parties	75.00
Sigea Sistema Integrato Genova Arquata SpA	Genova	Italy	EUR	3,326,900	Ecofuel SpA	35.00		Eq.
					Third parties	65.00
Società Oleodotti Meridionali - SOM SpA(†)	Rome	Italy	EUR	3,085,000	Eni SpA	70.00		Eq.
					Third parties	30.00
South Italy Green Hydrogen Srl (†)	Rome	Italy	EUR	10,000	Eni SpA	50.00		Eq.
					Third parties	50.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

									Consolidation
	Registered	Country of		Share		%		% Equity	or valutation
Company name	office	operation	Currency	Capital	Shareholders	Ownership		ratio	method(*)
Outside Italy
Abu Dhabi Oil Refining Company (TAKREER)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	500,000,000	Eni Abu Dhabi R&T BV	20.00			Eq.
					Third parties	80.00
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	USD	100,000,000	Eni Abu Dhabi R&T BV	20.00			Eq.
					Third parties	80.00
AET - Raffineriebeteiligungsgesellschaft mbH(†)	Schwedt (Germany)	Germany	EUR	27,000	Eni Deutsch.GmbH	33.33			Eq.
					Third parties	66.67
Bayernoil Raffineriegesellschaft mbH(†)	Vohburg (Germany)	Germany	EUR	10,226,000	Eni Deutsch.GmbH	20.00		20.00	J.O.
					Third parties	80.00
City Carburoil SA(†)	Monteceneri (Switzerland)	Switzerland	CHF	6,000,000	Eni Suisse SA	49.91			Eq.
					Third parties	50.09
Egyptian International Gas Technology Co	New Cairo (Egypt)	Egypt	EGP	100,000,000	Eni International BV	40.00			Co.
					Third parties	60.00
ENEOS Italsing Pte Ltd	Singapore (Singapore)	Singapore	SGD	12,000,000	Eni International BV	22.50			Eq.
					Third parties	77.50
Fuelling Aviation Services GIE	Tremblay-en-France (France)	France	EUR	0	Eni France Sàrl	25.00			Co.
					Third parties	75.00
Mediterranée Bitumes SA	Tunis (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	34.00			Eq.
					Third parties	66.00
Routex BV	Amsterdam (Netherlands)	Netherlands	EUR	67,500	Eni International BV	20.00			Eq.
					Third parties	80.00
Saraco SA	Meyrin (Switzerland)	Switzerland	CHF	420,000	Eni Suisse SA	20.00			Co.
					Third parties	80.00
Supermetanol CA(†)	Jose Puerto La Cruz (Venezuela)	Venezuela	VED	0	Ecofuel SpA	34.51	(a)	50.00	J.O.
					Supermetanol CA	30.07
					Third parties	35.42
TBG Tanklager Betriebsgesellschaft GmbH(†)	Salzburg (Austria)	Austria	EUR	43,603.70	Eni Market.A.GmbH	50.00			Eq.
					Third parties	50.00
Weat Electronic Datenservice GmbH	Düsseldorf (Germany)	Germany	EUR	409,034	Eni Deutsch.GmbH	20.00			Eq.
					Third parties	80.00

(a) Controlling interest:	Ecofuel SpA	50.00
	Third parties	50.00

Chemical

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)

In Italy
Brindisi Servizi Generali Scarl	Brindisi	Italy	EUR	1,549,060	Versalis SpA	49.00		Eq.
					Eni Rewind SpA	20.20
					EniPower SpA	8.90
					Third parties	21.90
IFM Ferrara ScpA	Ferrara	Italy	EUR	5,270,466	Versalis SpA	19.74		Eq.
					Eni Rewind SpA	11.58
					S.E.F. Srl	10.70
					Third parties	57.98
Matrìca SpA(†)	Porto Torres (SS)	Italy	EUR	37,500,000	Versalis SpA	50.00		Eq.
					Third parties	50.00
Priolo Servizi ScpA	Melilli (SR)	Italy	EUR	28,100,000	Versalis SpA	37.22		Eq.
					Eni Rewind SpA	5.65
					Third parties	57.13
Ravenna Servizi Industriali ScpA	Ravenna	Italy	EUR	5,597,400	Versalis SpA	42.13		Eq.
					EniPower SpA	30.37
					Ecofuel SpA	1.85
					Third parties	25.65
Servizi Porto Marghera Scarl	Venezia Marghera (VE)	Italy	EUR	8,695,718	Versalis SpA	48.44		Eq.
					Eni Rewind SpA	38.39
					Third parties	13.17
Outside Italy
Lotte Versalis Elastomers Co Ltd(†)	Yeosu (South Korea)	South Korea	KRW	551,800,000,000	Versalis SpA	50.00		Eq.
					Third parties	50.00
Versalis Chem-invest LLP (†)	Uralsk City (Kazakhstan)	Kzakhstan	KZT	64,194,000	Versalis International SA	49.00		Eq.
					Third parties	51.00
VPM Oilfield Specialty Chemicals Llc (†)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	1,000,000	Versalis International SA	49.00		Eq.
					Third parties	51.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

Plenitude & Power

Plenitude

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method (*)

In Italy
E-Prosume Srl (†)	Milan	Italy	EUR	100,000	Evolvere Venture SpA	50.00		Eq.
					Third parties	50.00
Evogy Srl Società Benefit	Seriate (BG)	Italy	EUR	11,785.71	Evolvere Venture SpA	45.45		Eq.
					Third parties	54.55
GreenIT SpA (†)	San Donato Milanese (MI)	Italy	EUR	50,000	Eni gas e luce SpA SB	51.00		Eq.
					Third parties	49.00
Renewable Dispatching Srl	Milan	Italy	EUR	200,000	Evolvere Venture SpA	40.00		Eq.
					Third parties	60.00
Tate Srl	Bologna	Italy	EUR	408,509.29	Evolvere Venture SpA	36.00		Eq.
					Third parties	64.00

Outside Italy
Bluebell Solar Class A Holdings II Llc	Wilmington (USA)	USA	USD	82,351,634	Eni New Energy US Inc	99.00		Eq.
					Third parties	1.00
Clarensac Solar SAS	Meyreuil (France)	France	EUR	25,000	Dhamma Energy SAS	40.00		Eq.
					Third parties	60.00
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd (†)	Reading (United Kingdom)	United Kingdom	GBP	1,000	Eni North Sea Wind	20.00		Eq.
					Third parties	80.00
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd (†)	Reading (United Kingdom)	United Kingdom	GBP	1,000	Eni North Sea Wind	20.00		Eq.
					Third parties	80.00
Enera Conseil SAS(†)	Clichy (France)	France	EUR	9,690	Eni G&P France SA	51.00		Eq.
					Third parties	49.00
Fotovoltaica Escudero SL	Valencia (Spain)	Spain	EUR	3,000	Dhamma Energy Group	45.00		Eq.
					Third parties	55.00
Gas Distribution Company of Thessaloniki - Thessaly SA (†)	Ampelokipi-Menemeni (Greece)	Greece	EUR	247,127,605	Eni gas e luce SpA SB	49.00		Co.
					Third parties	51.00
Novis Renewables Holdings Llc	Wilmington (USA)	USA	USD	100	Eni New Energy US Inc	49.00		Eq.
					Third parties	51.00
Novis Renewables Llc (†)	Wilmington (USA)	USA	USD	100	Eni New Energy US Inc	50.00		Eq.
					Third parties	50.00
OVO Energy (France) SAS	Paris (France)	France	EUR	66,666.66	Eni gas e luce SpA SB	25.00		Eq.
					Third parties	75.00
Vårgrønn AS (†)	Stavanger (Norway)	Norway	NOK	100,000	Eni En. Solutions BV	69.60		Eq.
					Third parties	30.40

Power

In Italy
Società EniPower Ferrara Srl (†)	San Donato Milanese (MI)	Italy	EUR	140,000,000	EniPower SpA	51.00	51.00	J.O.
					Third parties	49.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†) Jointly controlled entity.

Corporate and Other activities

Corporate and financial companies

Company name	Registered	Country of		Share		%		% Equity	Consolidation or
In Italy	office	operation	Currency	Capital	Shareholders	Ownership		ratio	valutation method(*)

Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)	Frascati (RM)	Italy	EUR	1,000,000	Eni SpA	25.00			Co.
					Third parties	75.00
Saipem SpA (#) (†)	San Donato Milanese (MI)	Italy	EUR	2,191,384,693	Eni SpA	30.54	(a)		Eq.
					Saipem SpA	2.12
					Third parties	67.34

Outside Italy
Commonwealth Fusion Systems Llc	Wilmington (USA)	USA	USD	215,000,514.83	Eni Next Llc				Eq.
					Third parties

CZero Inc	Wilmington (USA)	USA	USD	8,116,660.78	Eni Next Llc				Eq.
					Third parties

Form Energy Inc	Somerville (USA)	USA	USD	328,901,396.67	Eni Next Llc				Eq.
					Third parties

Obantarla Corp.	Wilmington (USA)	USA	USD	20,499,995	Eni Next Llc				Eq.
					Third parties
sHYp BV PBC	Wilmington (USA)	USA	USD	3,000,000	Eni Next Llc				Eq.
					Third parties

Tecninco Engineering Contractors Llp (†)	Aksai (Kazakhstan)	Kazakhstan	KZT	29,478,455	Eni Progetti SpA	49.00			Eq.
					Third parties	51.00

Thiozen Inc	Wilmington (USA)	USA	USD	2,999,987.81	Eni Next Llc				Eq.
					Third parties

Other activities

In Italy
HEA SpA (†)	Bologna	Italy	EUR	50,000	Eni Rewind SpA	50.00	Co.
					Third parties	50.00

Progetto Nuraghe Scarl	Porto Torres (SS)	Italy	EUR	10,000	Eni Rewind SpA	48.55	Eq.
					Third parties	51.45

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(#)  Company with shares quoted in the regulated market of Italy or of other EU countries

(†)  Jointly controlled entity.

(a) Controlling interest:	Eni SpA Third parties	31.20 68.80

Other significant investments

Exploration & Production

Company name	Registered	Country of		Share		%	Consolidation or
In Italy	office	operation	Currency	Capital	Shareholders	Ownership	valutation method(*)

BF SpA(#)	Jolanda di Savoia (FE)	Italy	EUR	187,059,565	Eni Natural Energ. SpA	3.32	F.V.
					Third parties	96.68

Consorzio Universitario in Ingegneria per la Qualità e l'Innovazione	Pisa	Italy	EUR	138,000	Eni SpA	16.67	F.V.
					Third parties	83.33

Outside Italy

Administradora del Golfo de Paria Este SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
Brass LNG Ltd	Lagos (Nigeria)	Nigeria	USD	1,000,000		Eni Int. NA NV Sàrl	20.48	F.V.
						Third parties	79.52
Darwin LNG Pty Ltd	West Perth (Australia)	Australia	AUD	187,569,921.42		Eni G&P LNG Aus. BV	10.99	F.V.
						Third parties	89.01
New Liberty Residential Co Llc	West Trenton (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	17.50	F.V.
						Third parties	82.50
Nigeria LNG Ltd	Port Harcourt (Nigeria)	Nigeria	USD	1,138,207,000		Eni Int. NA NV Sàrl	10.40	F.V.
						Third parties	89.60
North Caspian Operating Company NV	The Hague (Netherlands)	Kazakhstan	EUR	128,520		Agip Caspian Sea BV	16.81	F.V.
						Third parties	83.19
OPCO - Sociedade Operacional Angola LNG SA	Luanda (Angola)	Angola	AOA	7,400,000		Eni Angola Prod.BV	13.60	F.V.
						Third parties	86.40
Petrolera Güiria SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
SOMG - Sociedade de Operações e Manutenção de Gasodutos SA	Luanda (Angola)	Angola	AOA	7,400,000		Eni Angola Prod.BV	10.57	F.V.
						Third parties	89.43
Torsina Oil Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	12.50	F.V.
						Third parties	87.50

(#)Company with shares quoted in the regulated market of Italy or of other EU countries

(a)Shares without nominal value.

Global Gas & LNG Portfolio

	Registered	Country of		Share		%	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	valutation method(*)
Outside Italy
Norsea Gas GmbH	Emden (Germany)	Germany	EUR	1,533,875.64	Eni International BV	13.04	F.V.
					Third parties	86.96

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Refining & Marketing and Chemical

Refining & Marketing

	Registered	Country of		Share			%	Consolidation or
Company name	office	operation	Currency	Capital		Shareholders	Ownership	valutation method(*)
Outside Italy
BFS Berlin Fuelling Services GbR	Berlin (Germany)	Germany	EUR	89,199		Eni Deutsch.GmbH	12.50	F.V.
						Third parties	87.50
Compania de Economia Mixta ‘Austrogas’	Cuenca (Ecuador)	Ecuador	USD	6,863,493		Eni Ecuador SA	13.38	F.V.
						Third parties	86.62
Dépôts Pétroliers de Fos SA	Fos-Sur-Mer (France)	France	EUR	3,954,196.40		Eni France Sàrl	16.81	F.V.
						Third parties	83.19
Dépôt Pétrolier de la Côte d’Azur SAS	Nanterre (France)	France	EUR	207,500		Eni France Sàrl	18.00	F.V.
						Third parties	82.00
Joint Inspection Group Ltd	Cambourne (United Kingdom)	United Kingdom	GBP	0	(a)	Eni SpA	12.50	F.V.
						Third parties	87.50
Saudi European Petrochemical Co "IBN ZAHR"	Al Jubail (Saudi Arabia)	Saudi Arabia	SAR	1,200,000,000		Ecofuel SpA	10.00	F.V.
						Third parties	90.00
S.I.P.G. Société Immobilière Pétrolière de Gestion Snc	Tremblay-en-France (France)	France	EUR	40,000		Eni France Sàrl	12.50	F.V.
						Third parties	87.50
Sistema Integrado de Gestion de Aceites Usados	Madrid (Spain)	Spain	EUR	175,713		Eni Iberia SLU	15.45	F.V.
						Third parties	84.55
Tanklager - Gesellschaft Tegel (TGT) GbR	Hamburg (Germany)	Germany	EUR	4,953		Eni Deutsch.GmbH	12.50	F.V.
						Third parties	87.50
TAR - Tankanlage Ruemlang AG	Ruemlang (Switzerland)	Switzerland	CHF	3,259,500		Eni Suisse SA	16.27	F.V.
						Third parties	83.73
Tema Lube Oil Co Ltd	Accra (Ghana)	Ghana	GHS	258,309		Eni International BV	12.00	F.V.
						Third parties	88.00

(a)Shares without nominal value.

Chemical

In Italy
Novamont SpA	Novara	Italy	EUR	13,333,500	Versalis SpA	25.00	F.V.
					Third parties	75.00

Corporate and Other activities

Other activities

In Italy

Ottana Sviluppo ScpA (in bankruptcy)	Nuoro	Italy	EUR	516,000	Eni Rewind SpA	30.00	F.V.
					Third parties	70.00

(*)F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Information on Eni’s consolidated subsidiaries with significant non-controlling interest

In 2021 and 2020, Eni did not own any consolidated subsidiaries with a significant non-controlling interest.

Equity pertaining to minority interests as of December 31, 2021, amounted to €82 million (€78 million December 31, 2020).

Changes in the ownership interest without loss of control

In 2021 and in 2020 Eni did not report any changes in ownership interest without loss or acquisition of control.

Principal joint ventures, joint operations and associates as of December 31, 2021

		Country of		% ownership	Eni's % of the
Company name	Registered office	operation	Business segment	interest	investment
Joint venture
Cardón IV SA	Caracas (Venezuela)	Venezuela	Exploration & Production	50.00	50.00
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd	Reading (UK)	UK	Plenitude	20.00	20.00
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd	Reading (UK)	UK	Plenitude	20.00	20.00
Mozambique Rovuma Venture SpA	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Saipem SpA	San Donato Milanese (MI) (Italy)	Italy	Corporate and financial companies	30.54	31.20
Vår Energi AS	Sandnes(Norway)	Norway	Exploration & Production	69.85	69.85
Joint Operation
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Global Gas & LNG Portfolio	50.00	50.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Global Gas & LNG Portfolio	50.00	50.00
Raffineria di Milazzo ScpA	Milazzo (ME) (Italy)	Italy	Refining & Marketing	50.00	50.00
Associates
Abu Dhabi Oil Refining Co (Takreer)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining & Marketing	20.00	20.00
Angola LNG Ltd	Hamilton (Bermuda)	Angola	Exploration & Production	13.60	13.60
Coral FLNG SA	Maputo (Mozambique)	Mozambique	Exploration & Production	25.00	25.00

Main line items of profit and loss and balance sheet related to the principal joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:

	2021
		Doggerbank	Doggerbank
		Offshore	Offshore
		Wind Farm	Wind Farm	Mozambique			Other
	Cardón IV	Project 1	Project 2	Rovuma	Saipem	Vår Energi	joint
(€ million)	SA	Holdco Ltd	Holdco Ltd	Venture SpA	SpA	AS	ventures
Current assets	285	22	12	202	6,819	1,382	632
- of which cash and cash equivalent	3	20	9	82	1,632	198	88
Non-current assets	1,947	1,935	1,306	3,810	4,723	16,589	714
Total assets	2,232	1,957	1,318	4,012	11,542	17,971	1,346
Current liabilities	373	95	59	162	6,844	2,148	853
- current financial liabilities	4	—	—	4	1,256	390	296
Non-current liabilities	1,301	1,548	1,085	2,856	4,347	14,900	193
- non-current financial liabilities	430	1,414	908	2,823	2,679	4,160	22
Total liabilities	1,674	1,643	1,144	3,018	11,191	17,048	1,046
Net equity	558	314	174	994	351	923	300
Eni’s % of the investment	50.00	20.00	20.00	35.71	31.20	69.85	—
Book value of the investment	279	246	238	355	137	645	157
Revenues and other income	686	—	—	—	6,880	5,191	341
Operating expense	(546)	—	—	—	(8,532)	(1,207)	(315)
Other operating profit (loss)	—	—	—	—	2	(51)	4
Depreciation, amortization and impairments	(98)	—	—	—	(616)	(1,825)	(39)
Operating profit (loss)	42	—	—	—	(2,266)	2,108	(9)
Finance income (expense)	(67)	(1)	(1)	—	(140)	(350)	(22)
Income (expense) from investments	—	—	—	—	9	—	—
Profit (loss) before income taxes	(25)	(1)	(1)	—	(2,397)	1,758	(31)
Income taxes	(131)	—	—	—	(70)	(1,729)	(3)
Net profit (loss)	(156)	(1)	(1)	—	(2,467)	29	(34)
Other comprehensive income (loss)	39	31	(9)	—	(117)	61	5
Total other comprehensive income (loss)	(117)	30	(10)	—	(2,584)	90	(29)
Net profit (loss) attributable to Eni	(78)	—	—	—	(752)	20	(97)
Dividends received from the joint venture	—	—	—	—	—	561	25

	2020
		Gas Distribution
		Company of				Other
	Cardón IV	Thessaloniki -Thessaly	Saipem	Unión Fenosa	Vår Energi	joint
(€ million)	SA	SA	SpA	Gas SA	AS	ventures
Current assets	235	31	6,411	599	804	858
- of which cash and cash equivalent	—	10	1,687	36	222	43
Non-current assets	2,040	344	4,831	717	16,042	924
Total assets	2,275	375	11,242	1,316	16,846	1,782
Current liabilities	262	38	4,903	311	189	1,022
- current financial liabilities	—	11	609	99	33	90
Non-current liabilities	1,615	51	3,391	501	15,019	333
- non-current financial liabilities	785	39	2,827	421	4,389	237
Total liabilities	1,877	89	8,294	812	15,208	1,355
Net equity	398	286	2,948	504	1,638	427
Eni’s % of the investment	50.00	49.00	31.08	50.00	69.85	—
Book value of the investment	199	140	908	242	1,144	188
Revenues and other income	612	62	7,408	854	2,450	286
Operating expense	(453)	(19)	(6,980)	(805)	(980)	(304)
Depreciation, amortization and impairments	(95)	(16)	(1,273)	(108)	(3,425)	(85)
Operating profit (loss)	64	27	(845)	(59)	(1,955)	(103)
Finance income (expense)	(98)	(1)	(166)	(29)	31	(21)
Income (expense) from investments	—	—	37	3	—	—
Profit (loss) before income taxes	(34)	26	(974)	(85)	(1,924)	(124)
Income taxes	(58)	(6)	(143)	(2)	603	(4)
Net profit (loss)	(92)	20	(1,117)	(87)	(1,321)	(128)
Other comprehensive income (loss)	(35)	—	46	(33)	(273)	(25)
Total other comprehensive income (loss)	(127)	20	(1,071)	(120)	(1,594)	(153)
Net profit (loss) attributable to Eni	(46)	10	(354)	(68)	(918)	(93)
Dividends received from the joint venture	—	9	3	—	274	10

Main line items of profit and loss and balance sheet related to the principal associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:

2021	Abu Dhabi Oil		Coral
	Refining Co	Angola LNG	FLNG	Other
(€ million)	(TAKREER)	Ltd	SA	associates
Current assets	3,070	1,234	88	2,855
- of which cash and cash equivalent	153	808	8	419
Non-current assets	16,936	9,736	6,320	4,842
Total assets	20,006	10,970	6,408	7,697
Current liabilities	3,042	1,061	391	2,577
- current financial liabilities		122	1	139
Non-current liabilities	6,208	1,935	5,392	3,857
- non-current financial liabilities	5,164	696	5,384	3,632
Total liabilities	9,250	2,996	5,783	6,434
Net equity	10,756	7,974	625	1,263
Eni’s % of the investment	20.00	13.60	25.00
Book value of the investment	2,151	1,084	156	393
Revenues and other income	21,758	2,739		20,098
Operating expense	(20,429)	(2,316)	—	(19,785)
Other operating income (expense)		—	—	(117)
Depreciation, amortization and impairments	(3,054)	307	—	(40)
Operating profit (loss)	(1,725)	730	—	156
Finance income (expense)	(85)	(61)	—	(5)
Income (expense) from investments			—	52
Profit (loss) before income taxes	(1,810)	669	—	203
Income taxes			—	(16)
Net profit (loss)	(1,810)	669	—	187
Other comprehensive income (loss)	892	623	46	74
Total other comprehensive income (loss)	(918)	1,292	46	261
Net profit (loss) attributable to Eni	(362)	90	—	52
Dividends received from the joint venture	—	—	—	16

2020	Abu Dhabi
	Oil Refining Co	Angola LNG	Coral FLNG	Other
(€ million)	(TAKREER)	Ltd	SA	associates
Current assets	1,391	618	133	623
- of which cash and cash equivalent	97	428	83	303
Non-current assets	17,938	8,633	4,777	4,072
Total assets	19,329	9,251	4,910	4,695
Current liabilities	4,897	424	172	656
- current financial liabilities	4,404	101		263
Non-current liabilities	2,757	1,187	4,186	3,068
- non-current financial liabilities	456	999	4,186	2,928
Total liabilities	7,654	1,611	4,358	3,724
Net equity	11,675	7,640	552	971
Eni’s % of the investment	20.00	13.60	25.00
Book value of the investment	2,335	1,039	138	321
Revenues and other income	11,933	976	1	954
Operating expense	(12,370)	(548)	—	(917)
Depreciation, amortization and impairments	(851)	(508)	—	(75)
Operating profit (loss)	(1,288)	(80)	1	(38)
Finance income (expense)	(91)	(96)	(11)	(13)
Income (expense) from investments	—	—	—	16
Profit (loss) before income taxes	(1,379)	(176)	(10)	(35)
Income taxes	4		2	(9)
Net profit (loss)	(1,375)	(176)	(8)	(44)
Other comprehensive income (loss)	(1,101)	(710)	(48)	(60)
Total other comprehensive income (loss)	(2,476)	(886)	(56)	(104)
Net profit (loss) attributable to Eni	(275)	(24)	(2)	(26)
Dividends received from the joint venture	—	—	—	13